Share based payments - Subscription right plans (Textual) (Details)			12 Months Ended
	Oct. 01, 2024 shares	May 16, 2024 shares	Dec. 31, 2024 EUR (€) EquityInstruments € / shares	Dec. 31, 2023 EUR (€) EquityInstruments € / shares	Dec. 31, 2022 EUR (€) EquityInstruments € / shares	Dec. 31, 2021 € / shares
Subscription rights plans
Average exercise price			€ 73.19	€ 77.93	€ 83.12	€ 92.69
Subscription rights offered	41,000	1,340,000	1,381,000	1,538,400	3,127,239
Subscription rights
Subscription rights plans
Share based compensation expense | €			€ 19,886,000	€ 56,718,000	€ 88,506,000
Average exercise price			€ 73.19	€ 77.93	€ 83.1
Weighted average remaining expected life			1560 days	1728 days	1914 days
Subscription rights offered | EquityInstruments			1,381,000
Subscription rights | Members of the Board of Directors
Subscription rights plans
Vesting period			36 months
Percentage vested			2.70%
Twenty Twenty Four Plan ROW And RMV [Member] | Vesting tranche one
Subscription rights plans
Percentage vested			25.00%
Twenty Twenty Four Plan ROW And RMV [Member] | Vesting tranche two
Subscription rights plans
Percentage vested			25.00%
Twenty Twenty Four Plan ROW And RMV [Member] | Vesting tranche three
Subscription rights plans
Percentage vested			50.00%